Note 9 - Deposits - Scheduled Maturities of Time Deposits that Meet or Exceed FDIC Insurance Limit (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Within three months, amount	$ 7,506
Within three months, percent	22.46%
Beyond three but within six months, amount	$ 4,778
Beyond three but within six months, percent	14.30%
Beyond six but within twelve months, amount	$ 10,463
Beyond six but within twelve months, percent	31.31%
Beyond one year, amount	$ 10,672
Beyond one year, percent	31.94%
Total, amount	$ 33,419	$ 74,900
Total, percent	100.00%